Investments in joint ventures and associates (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Investments in joint ventures and associates
Interest in associate companies	$ 8,113,000	$ 4,673,000
Interest in joint ventures	$ 127,397,000	106,924,000
Number of associate companies or joint venture arrangements individually material to the group | item	0
Share of commitments and contingencies for its associates	$ 16,802,000	1,500,000
Share of commitments and contingencies for its joint ventures	$ 116,029,000	$ 122,628,000